Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share — Basic and Diluted

For the years ended December 31,	2017	2016	2015

Earnings (Loss) From:
Continuing Operations	2,268	(459)	914
Discontinued Operations	1,098	(86)	(296)
Net Earnings (Loss)	3,366	(545)	618

Weighted Average Number of Shares (millions)	1,102.5	833.3	818.7

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	2.06	(0.55)	1.11
Discontinued Operations	0.99	(0.10)	(0.36)
Net Earnings (Loss) Per Share	3.05	(0.65)	0.75